Businesses Held for Sale and Discontinued Operations (Discontinued Operations by Business) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Nov. 17, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operations
Revenues and other income (loss)										$ 23,003	$ 31,136	$ 32,987
Provision for losses on financing receivables										(48)	(80)	(5)
Investment Contracts Insurance Losses And Insurance Annuity Benefits										2,605	2,530	2,661
Other costs and expenses										2,608	1,115	828
Earnings (loss) from discontinued operations before income taxes, attributable to the company										887	6,615	6,558
Benefit (provision) for income taxes										(791)	(776)	699
Income (Loss) from Discontinued Operations, Net of Taxes										96	5,839	7,257
Total
Gain (loss) on disposal before income taxes										(6,612)	14	(2,027)
Benefit (provision) for income taxes										(979)	1	246
Gain (loss) on disposal of discontinued operations										(7,591)	15	(1,781)
Earnings (loss) from discontinued operations, net of taxes		$ 3,758	$ 629	$ (2,947)	$ (8,936)	$ 1,649	$ 1,378	$ 1,367	$ 1,461	$ (7,495)	$ 5,855	$ 5,475
Additional disclosures
Stock repurchased during period	671,366,809									109,800,000	73,600,000	432,600,000
Shares issued		11,693,841,000				11,693,841,000				11,693,841,000	11,693,841,000	11,693,841,000
Proceeds from sale										$ 2,283	$ 630	$ 1,818
GE Capital Exit Plan [Member]
Total
Earnings (loss) from discontinued operations, net of taxes										14,343
GE Capital Exit Plan [Member] | Consumer
Total
Earnings (loss) from discontinued operations, net of taxes										140
Discontinued operations
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company										(6,038)	6,472	4,495
Total
Earnings (loss) from discontinued operations, net of taxes										(7,495)	5,855	5,475
Discontinued operations | CLL
Total
Gain (loss) on disposal before income taxes										0
Earnings (loss) from discontinued operations, net of taxes										0
Discontinued operations | GE Capital Exit Plan [Member] | Consumer
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company										2,670	3,752	4,312
Discontinued operations | GE Capital Exit Plan [Member] | CLL
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company										(6,996)	2,279	1,457
Discontinued operations | GE Capital Exit Plan [Member] | Real Estate business
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company										(1,486)	778	1,246
GE Capital
Operations
Investment Contracts Insurance Losses And Insurance Annuity Benefits										2,737	2,660	2,764
Other costs and expenses										2,647	1,159	856
Total
Earnings (loss) from discontinued operations, net of taxes										(7,485)	5,860	5,540
Additional disclosures
Proceeds from sale										532	0	477
GE Capital | Consumer
Additional disclosures
Proceeds from sale										17,550
GE Capital | CLL
Additional disclosures
Proceeds from sale										48,068
GE Capital | Real Estate business
Additional disclosures
Proceeds from sale										31,601
GE Capital | Discontinued operations | Consumer
Operations
Revenues and other income (loss)										11,690	15,023	15,741
Interest expense										(2,081)	(2,611)	(2,669)
Selling, general and administrative expenses										(3,940)	(4,572)	(4,349)
Cost of services sold										(1)	0	(1)
Provision for losses on financing receivables										(5,029)	(3,544)	(4,048)
Investment Contracts Insurance Losses And Insurance Annuity Benefits										(12)	(18)	(15)
Other costs and expenses										(392)	(388)	(337)
Earnings (loss) from discontinued operations before income taxes, attributable to the company										236	3,891	4,324
Benefit (provision) for income taxes										(878)	(736)	7
Income (Loss) from Discontinued Operations, Net of Taxes										(642)	3,155	4,330
Total
Gain (loss) on disposal before income taxes										2,739	0	0
Benefit (provision) for income taxes										363	0	0
Gain (loss) on disposal of discontinued operations										3,102	0	0
Earnings (loss) from discontinued operations, net of taxes										2,460	3,155	4,330
GE Capital | Discontinued operations | CLL
Operations
Revenues and other income (loss)										10,580	13,413	13,144
Interest expense										(2,365)	(3,069)	(3,300)
Selling, general and administrative expenses										(3,576)	(3,598)	(3,538)
Cost of services sold										(1,735)	(3,859)	(4,002)
Provision for losses on financing receivables										(1,753)	(456)	(736)
Other costs and expenses										(127)	(135)	(94)
Earnings (loss) from discontinued operations before income taxes, attributable to the company										1,024	2,296	1,474
Benefit (provision) for income taxes										(186)	(487)	65
Income (Loss) from Discontinued Operations, Net of Taxes										838	1,808	1,539
Total
Gain (loss) on disposal before income taxes										(8,013)	0	0
Benefit (provision) for income taxes										(698)	0	0
Gain (loss) on disposal of discontinued operations										(8,711)	0	0
Earnings (loss) from discontinued operations, net of taxes										(7,873)	1,808	1,539
GE Capital | Discontinued operations | Real Estate business
Operations
Revenues and other income (loss)										911	2,969	3,915
Interest expense										(457)	(1,079)	(1,278)
Selling, general and administrative expenses										(444)	(484)	(568)
Cost of services sold										(5)	0	0
Provision for losses on financing receivables										5	86	(28)
Other costs and expenses										(158)	(712)	(788)
Earnings (loss) from discontinued operations before income taxes, attributable to the company										(149)	780	1,253
Benefit (provision) for income taxes										168	224	472
Income (Loss) from Discontinued Operations, Net of Taxes										19	1,003	1,725
Total
Gain (loss) on disposal before income taxes										(1,338)	0	0
Benefit (provision) for income taxes										(639)	0	0
Gain (loss) on disposal of discontinued operations										(1,977)	0	0
Earnings (loss) from discontinued operations, net of taxes										(1,958)	$ 1,003	$ 1,725
Synchrony Financial
Total
Gain (loss) on disposal of discontinued operations										$ 3,429
Additional disclosures
Shares issued	705,270,833